Note 10 - Employee Benefits	12 Months Ended
Oct. 31, 2014
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
(10)	Employee Benefits

Health Insurance Coverage

The Company contracts for health insurance coverage for employees and their dependents through third-party administrators. During the years ended October 31, 2014, 2013 and 2012, total expense of $3,957,668, $3,999,078 and $3,303,968, respectively, was incurred under the Company’s insured health care program.

401(k) Plan

The Company maintains a 401(k) retirement savings plan for the benefit of its eligible employees.
Substantially all of the Company’s employees who meet certain service and age requirements are eligible to participate in the plan. The Company’s plan document provides that the Company’s matching contributions are discretionary. The Company made or accrued matching contributions to the plan of $161,836, $130,361 and $229,417 for the years ended October 31, 2014, 2013 and 2012, respectively.

Stock Incentives for Key Employees and Non-Employee Directors

Optical Cable Corporation uses stock incentives to increase the personal financial interest key employees and non-employee Directors have in the future success of the Company, thereby aligning their interests with those of the shareholders and strengthening their desire to remain with the Company.

In March 2005, the Company adopted and the Company’s shareholders approved the Optical Cable Corporation 2005 Stock Incentive Plan (the “2005 Plan”). The Company authorized and reserved 1,000,000 shares of common stock for issuance pursuant to the 2005 Plan.

In March 2011, the Company adopted and the Company’s shareholders approved the Optical Cable Corporation 2011 Stock Incentive Plan (the “2011 Plan”). The Company authorized and reserved 500,000 shares of common stock for issuance pursuant to the 2011 Plan.

In March 2013, the Company’s shareholders approved the Optical Cable Corporation Amended and Restated 2011 Stock Incentive Plan (“Amended 2011 Plan”) that was recommended for approval by the Company’s Board of Directors. The Amended 2011 Plan reserved an additional 500,000 common shares of the Company for issuance under the Amended 2011 Plan and succeeded and replaced the 2005 Plan. As of October 31, 2014, there were approximately 111,000 remaining shares available for grant under the Optical Cable Corporation Amended 2011 Plan.

In March 2004, the Company adopted and the Company’s shareholders approved the 2004 Non-employee Directors Stock Plan (the “Non-employee Directors Stock Plan”). In March 2005, the Company adopted and the Company’s shareholders approved amendments to the Non-employee Directors Stock Plan. The Non-employee Directors Stock Plan authorizes the Board of Directors to pay all or a part of director fees, in the form of stock grants, to Board members who are not full-time employees of the Company. The Company reserved 250,000 shares of common stock for issuance pursuant to awards under the Non-employee Directors Stock Plan. As of October 31, 2014, there were no remaining shares available for grant under the Non-employee Directors Stock Plan.

Share-based compensation expense for employees, a consultant and non-employee members of the Company’s Board of Directors recognized in the consolidated statements of operations for the years ended October 31, 2014, 2013 and 2012 was $956,859, $971,145 and $1,440,534, respectively.

Restricted Stock Awards

The Company has granted, and anticipates granting, from time to time, restricted stock awards to employees subject to approval by the Compensation Committee of the Board of Directors. A portion of the restricted stock awards granted under the Amended 2011 Plan vest based on the passage of time and the remainder vest over time if certain operational performance-based criteria are met. Failure to meet the criteria required for vesting will result in a portion or all of the shares being forfeited.

The Company recognizes expense on the service-based shares each quarter based on the actual number of shares vested during the quarter multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recognizes expense on the operational performance-based shares each quarter using an estimate of the shares expected to vest multiplied by the closing price of the Company’s shares of common stock on the date of grant.

The Company recorded compensation expense related to its restricted stock awards granted to employees and a consultant totaling $844,754 during the fiscal year ended October 31, 2014. The Company recorded compensation expense related to its restricted stock awards granted to employees totaling $817,657 and $1,287,271 during the fiscal years ended October 31, 2013 and 2012, respectively.

A summary of the status of the Company’s nonvested shares granted to employees and a consultant under the Amended 2011 Plan as of October 31, 2014, and changes during the year ended October 31, 2014, is as follows:

Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2013	594,518	$3.95
Granted	363,034	3.87
Vested	(133,613)	3.96
Forfeited	(48,879)	3.91
Balance at October 31, 2014	775,060	$3.91

As of October 31, 2014, the estimated amount of compensation cost related to unvested equity-based compensation awards in the form of service-based and operational performance-based shares that the Company will have to recognize over a 3.7 year weighted-average period is approximately $2.6 million.

During the years ended October 31, 2014, 2013 and 2012, restricted stock awards under the Non-employee Directors Stock Plan totaling 29,424, 36,632 and 44,424, respectively, were approved by the Board of Directors of the Company. The shares vested immediately upon grant, but could not be sold, transferred, pledged, or otherwise encumbered or disposed of until six months after the date of the grant. The Company recorded compensation expense equal to the number of shares multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recorded compensation expense totaling $112,105, $153,488 and $153,263 during the years ended October 31, 2014, 2013 and 2012, respectively.